Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
RidgeWorth International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	INTERNATIONAL EQUITY FUND Summary Section A Shares, I Shares, IS Shares and T Shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 11 of the Fund’s prospectus and Rights of Accumulation on page 86 of the Fund’s statement of additional information. Intermediary specific sales charge variations are described in Appendix A to the Fund’s prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 11 of the Fund’s prospectus and Rights of Accumulation on page 86 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses for T Shares are estimated for the current fiscal year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees. Other Expenses for A, I, and IS Shares are restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Acquired Fund Fees and Expenses" reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. The example reflects contractual fee waivers and reimbursements for the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of foreign companies. These foreign companies may be located in emerging markets. The Fund’s investments in equity securities may include common stocks, preferred stocks, warrants and depository receipts.

The Fund’s investments in depository receipts may include American, European, Canadian and Global Depository Receipts (“ADRs”, “EDRs”, “CDRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

In selecting investments for purchase and sale, WCM Investment Management (“WCM” or the “Subadviser”) uses a bottom-up approach that seeks to identify companies with attractive fundamentals, such as long-term growth in revenue and earnings, and that show a strong probability for superior future growth. The Subadviser’s investment process focuses on seeking companies that are industry leaders with sustainable competitive advantages; corporate cultures emphasizing strong, quality and experienced management; low or no debt; and attractive relative valuations. The Subadviser also considers other factors including political risk, monetary policy risk, and regulatory risk in selecting securities.

		Although the Fund may invest in any size companies, it will generally invest in large capitalization established multinational companies. The Subadviser considers large capitalization companies to be those with market capitalization of $3.5 billion or greater at the time of investment. The Fund generally will invest in securities of companies located in different regions and in at least three different countries. However, from time to time, the Fund may have a significant portion of its assets invested in the securities of companies in one or a few countries or regions. Foreign companies that the Fund invests in may be located in emerging countries which are countries that the World Bank or the United Nations considers to be emerging or developing.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Emerging Markets Risk: Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Governments of some emerging market countries have defaulted on their bonds and may do so in the future.

Equity Securities Risk: The price of equity securities fluctuates from time to time based on changes in a company’s financial condition or overall market and economic conditions. As a result, the value of the Fund’s equity securities may fluctuate drastically from day to day.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Growth Stock Risk: “Growth” stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. “Growth” stocks typically are sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth stocks typically fall.

Large-Capitalization Companies Risk: Large-cap stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as small-capitalization companies.

		Sector Weightings Risk: Market conditions, interest rates, and economic, regulatory, or financial developments may affect all the securities in a single sector. If the Fund invests in a few sectors it may have increased exposure to the price movements of those sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. As of the date of this prospectus, T Shares had not commenced operations. Performance information for T shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

		The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table compares the Fund’s average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, T Shares had not commenced operations. Performance information for T shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-784-3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ridgeworth.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
30.56%	-25.93%
(6/30/2009)	(12/31/2008)

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.

		In some cases, average annual return after taxes on distributions and sale of fund shares is higher than the average annual return after taxes on distributions because of realized losses that would have been sustained upon the sale of fund shares immediately after the relevant periods. The calculations assume that an investor holds the shares in a taxable account, is in the actual historical highest individual federal marginal income tax bracket for each year and would have been able to immediately utilize the full realized loss to reduce his or her federal tax liability. However, actual individual tax results may vary and investors should consult their tax advisers regarding their personal tax situations.
RidgeWorth International Equity Fund | A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.49%
1 year	rr_ExpenseExampleYear01	$ 718
3 years	rr_ExpenseExampleYear03	1,029
5 years	rr_ExpenseExampleYear05	1,362
10 years	rr_ExpenseExampleYear10	2,300
1 year	rr_ExpenseExampleNoRedemptionYear01	718
3 years	rr_ExpenseExampleNoRedemptionYear03	1,029
5 years	rr_ExpenseExampleNoRedemptionYear05	1,362
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,300
1 Year	rr_AverageAnnualReturnYear01	(0.24%)
5 Years	rr_AverageAnnualReturnYear05	6.72%
10 Years	rr_AverageAnnualReturnYear10	0.49%
RidgeWorth International Equity Fund | I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.26%
1 year	rr_ExpenseExampleYear01	$ 128
3 years	rr_ExpenseExampleYear03	427
5 years	rr_ExpenseExampleYear05	748
10 years	rr_ExpenseExampleYear10	1,657
1 year	rr_ExpenseExampleNoRedemptionYear01	128
3 years	rr_ExpenseExampleNoRedemptionYear03	427
5 years	rr_ExpenseExampleNoRedemptionYear05	748
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,657
2007	rr_AnnualReturn2007	10.65%	[5]
2008	rr_AnnualReturn2008	(49.27%)	[5]
2009	rr_AnnualReturn2009	44.93%	[5]
2010	rr_AnnualReturn2010	8.30%	[5]
2011	rr_AnnualReturn2011	(12.55%)	[5]
2012	rr_AnnualReturn2012	21.44%	[5]
2013	rr_AnnualReturn2013	20.91%	[5]
2014	rr_AnnualReturn2014	(7.73%)	[5]
2015	rr_AnnualReturn2015	3.03%	[5]
2016	rr_AnnualReturn2016	0.02%	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.93%)
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	6.90%
10 Years	rr_AverageAnnualReturnYear10	0.73%
RidgeWorth International Equity Fund | IS Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.43%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.11%
1 year	rr_ExpenseExampleYear01	$ 113
3 years	rr_ExpenseExampleYear03	391
5 years	rr_ExpenseExampleYear05	690
10 years	rr_ExpenseExampleYear10	1,541
1 year	rr_ExpenseExampleNoRedemptionYear01	113
3 years	rr_ExpenseExampleNoRedemptionYear03	391
5 years	rr_ExpenseExampleNoRedemptionYear05	690
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,541
1 Year	rr_AverageAnnualReturnYear01	0.10%	[6]
5 Years	rr_AverageAnnualReturnYear05		[6]
10 Years	rr_AverageAnnualReturnYear10		[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015	[6]
RidgeWorth International Equity Fund | T Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed On Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.49%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 1, 2018
1 year	rr_ExpenseExampleYear01	$ 398
3 years	rr_ExpenseExampleYear03	759
5 years	rr_ExpenseExampleYear05	1,143
10 years	rr_ExpenseExampleYear10	2,221
1 year	rr_ExpenseExampleNoRedemptionYear01	398
3 years	rr_ExpenseExampleNoRedemptionYear03	759
5 years	rr_ExpenseExampleNoRedemptionYear05	1,143
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,221
RidgeWorth International Equity Fund | Return After Taxes on Distributions | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
5 Years	rr_AverageAnnualReturnYear05	4.92%
10 Years	rr_AverageAnnualReturnYear10	(0.63%)
RidgeWorth International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	0.59%
RidgeWorth International Equity Fund | Morgan Stanley MSCI ACWI Ex-U.S. Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.50%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	0.96%

[1]	Restated to reflect current fees.
[2]	Other Expenses for A, I, and IS Shares are restated to reflect current fees. Other Expenses for T Shares are estimated for the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share ("NAV") and are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Fund's prospectus.
[4]	The Adviser and Subadviser have contractually agreed to waive fees and reimburse expenses until at least August 1, 2017 (August 1, 2018 for the T Shares) in order to keep Total Annual Fund Operating Expenses (excluding, as applicable, taxes, brokerage commissions, substitute dividend expenses on securities sold short, interest expense, extraordinary expenses and Acquired Fund Fees and Expenses) from exceeding 1.48%, 1.25%, 1.10% and 1.48% for the A, I, IS and T Shares, respectively. This agreement may be terminated upon written notice to the Adviser by RidgeWorth Funds.
[5]	The performance information shown above is based on a calendar year.
[6]	IS Shares' average annual total return before taxes for the period since inception on August 31, 2015 through December 31, 2016 was 2.75%.